Business, Liquidity and Summary of Significant Accounting Policies (Equity Method Investments) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Loss on investments		$ 56,000	$ 159,000
Sale of (investment in) equity method investment	$ 100,000
Corporate Joint Venture [Member]
Property, Plant and Equipment [Line Items]
Cash and equipment			$ 255,000